Cover	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2025
Entity File Number	0-28963
Entity Registrant Name	STRATEGIC ACQUISITIONS INC /NV/
Entity Central Index Key	0000847942
Entity Tax Identification Number	13-3506506
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2464 Darts Cove Way
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29466-0101
City Area Code	(908)
Local Phone Number	266-0541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	STQN
Title of 12(g) Security	Common Stock
Entity Emerging Growth Company	false